SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating segments
Net sales	R$ 30,460,277	R$ 26,012,950	R$ 13,443,376
Cost of sales	(18,966,331)	(20,743,482)	(6,922,331)
Gross profit	R$ 11,493,946	R$ 5,269,468	R$ 6,521,045
Gross margin (%)	37.70%	20.30%	48.50%
Operating income (expenses)	R$ (3,050,552)	R$ (2,640,890)	R$ (1,513,234)
Selling	(2,174,652)	(1,905,279)	(598,726)
General and administrative	(1,443,192)	(1,173,358)	(825,209)
Other operating, net	531,150	405,754	(96,875)
Income from associates and joint ventures	36,142	31,993	7,576
Operating profit before net financial income ("EBIT")	R$ 8,443,394	R$ 2,628,578	R$ 5,007,811
Operating margin (%)	27.70%	10.10%	37.30%
Financial result, net	R$ (26,085,523)	R$ (6,725,781)	R$ (4,842,513)
Net Income (loss) before income taxes	(17,642,129)	(4,097,203)	165,298
Income taxes	6,927,194	1,282,461	(154,516)
Net income (loss) for the year	R$ (10,714,935)	R$ (2,814,742)	R$ 319,814
Profit (loss) margin for the year (%)	(35.20%)	(10.80%)	2.50%
Resulted of the year attributable for controlling shareholders	R$ (10,724,828)	R$ (2,817,518)	R$ 319,693
Result of the period attributed to non-controlling shareholders	9,893	2,776	121
Depreciation, depletion and amortization	6,772,780	8,091,952	1,563,223
Domestic (Brazil)
Operating segments
Net sales	4,967,635	5,314,215	4,051,640
Foreign
Operating segments
Net sales	25,492,642	20,698,735	9,391,736
Asia
Operating segments
Net sales	13,117,347	9,742,681	3,939,693
Europe
Operating segments
Net sales	6,672,803	6,172,529	3,036,010
North America
Operating segments
Net sales	4,604,284	3,975,191	1,551,738
South and Central America
Operating segments
Net sales	908,193	754,642	823,634
Africa
Operating segments
Net sales	190,015	53,692	40,661
Pulp
Operating segments
Net sales	25,578,265	21,027,686	8,783,274
Cost of sales	(15,754,930)	(17,440,018)	(3,965,912)
Gross profit	R$ 9,823,335	R$ 3,587,668	R$ 4,817,362
Gross margin (%)	38.40%	17.10%	54.80%
Operating income (expenses)	R$ (2,409,483)	R$ (2,089,286)	R$ (626,887)
Selling	(1,770,036)	(1,503,775)	(212,869)
General and administrative	(1,016,093)	(806,774)	(275,859)
Other operating, net	390,178	209,577	(138,159)
Income from associates and joint ventures	(13,532)	11,686
Operating profit before net financial income ("EBIT")	R$ 7,413,852	R$ 1,498,382	R$ 4,190,475
Operating margin (%)	29.00%	7.10%	47.70%
Net Income (loss) before income taxes	R$ 7,413,852	R$ 1,498,382	R$ 4,190,475
Net income (loss) for the year	R$ 7,413,852	R$ 1,498,382	R$ 4,190,475
Profit (loss) margin for the year (%)	29.00%	7.10%	47.70%
Resulted of the year attributable for controlling shareholders	R$ 7,413,852	R$ 1,498,382	R$ 4,190,475
Depreciation, depletion and amortization	6,232,376	7,575,630	1,105,381
Pulp | Domestic (Brazil)
Operating segments
Net sales	1,609,449	1,833,936	744,566
Pulp | Foreign
Operating segments
Net sales	23,968,816	19,193,750	8,038,708
Pulp | Asia
Operating segments
Net sales	R$ 12,921,081	R$ 9,605,799	3,837,998
Pulp | China
Operating segments
Percentage of total net revenue	47.97%	40.00%
Pulp | Europe
Operating segments
Net sales	R$ 6,409,879	R$ 5,950,832	2,810,899
Pulp | North America
Operating segments
Net sales	R$ 4,340,956	R$ 3,592,563	1,340,907
Pulp | United States
Operating segments
Percentage of total net revenue	16.54%	16.54%
Pulp | South and Central America
Operating segments
Net sales	R$ 184,590	R$ 44,556	48,904
Pulp | Africa
Operating segments
Net sales	112,310
Paper
Operating segments
Net sales	4,882,012	4,985,264	4,660,102
Cost of sales	(3,211,401)	(3,303,464)	(2,956,419)
Gross profit	R$ 1,670,611	R$ 1,681,800	R$ 1,703,683
Gross margin (%)	34.20%	33.70%	36.60%
Operating income (expenses)	R$ (641,069)	R$ (679,719)	R$ (886,347)
Selling	(404,616)	(401,504)	(385,857)
General and administrative	(427,099)	(366,584)	(549,350)
Other operating, net	140,972	68,062	41,284
Income from associates and joint ventures	49,674	20,307	7,576
Operating profit before net financial income ("EBIT")	R$ 1,029,542	R$ 1,002,081	R$ 817,336
Operating margin (%)	21.10%	20.10%	17.50%
Net Income (loss) before income taxes	R$ 1,029,542	R$ 1,002,081	R$ 817,336
Net income (loss) for the year	R$ 1,029,542	R$ 1,002,081	R$ 817,336
Profit (loss) margin for the year (%)	21.10%	20.10%	17.50%
Resulted of the year attributable for controlling shareholders	R$ 1,029,542	R$ 1,002,081	R$ 817,336
Depreciation, depletion and amortization	540,404	516,322	457,842
Paper | Domestic (Brazil)
Operating segments
Net sales	3,358,186	3,480,279	3,307,074
Paper | Foreign
Operating segments
Net sales	1,523,826	1,504,985	1,353,028
Paper | Asia
Operating segments
Net sales	196,266	136,882	101,695
Paper | Europe
Operating segments
Net sales	262,924	221,697	225,111
Paper | North America
Operating segments
Net sales	R$ 263,328	R$ 382,628	210,831
Paper | United States
Operating segments
Percentage of total net revenue	17.92%	24.64%
Paper | South and Central America
Operating segments
Net sales	R$ 723,603	R$ 710,086	774,730
Paper | Peru
Operating segments
Percentage of total net revenue		12.70%
Paper | Argentina
Operating segments
Percentage of total net revenue	18.06%	11.61%
Paper | Africa
Operating segments
Net sales	R$ 77,705	R$ 53,692	40,661
Not segmented
Operating segments
Operating income (expenses)		128,115
Other operating, net		128,115
Operating profit before net financial income ("EBIT")		128,115
Financial result, net	(26,085,523)	(6,725,781)	(4,842,513)
Net Income (loss) before income taxes	(26,085,523)	(6,597,666)	(4,842,513)
Income taxes	6,927,194	1,282,461	(154,516)
Net income (loss) for the year	(19,158,329)	(5,315,205)	(4,687,997)
Resulted of the year attributable for controlling shareholders	(19,168,222)	(5,317,981)	(4,688,118)
Result of the period attributed to non-controlling shareholders	R$ 9,893	R$ 2,776	R$ 121